SCHEDULE OF ORDINARY SHARE REFLECTED ON THE BALANCE SHEET (Details) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Less:
Offering costs related to Class A ordinary shares subject to possible redemption				$ 29,158,000	$ 61,696,000	$ 140,619,000
Plus:
Offering costs related to Class A ordinary shares subject to possible redemption				$ (29,158,000)	(61,696,000)	$ (140,619,000)
Agrico Acquisition Corp [Member]
Gross proceeds from IPO	$ 143,750,000	$ 143,750,000			143,750,000
Less:
Proceeds allocated to Public Warrants	(5,287,763)	(5,287,763)			(5,287,763)
Offering costs related to Class A ordinary shares subject to possible redemption	8,223,786	8,223,786			(8,223,786)
Plus:
Offering costs allocated to public warrants					314,060
Re-Measurement of Class A ordinary shares to redemption amount					16,072,489
Class A ordinary shares subject to possible redemption		146,625,000			146,625,000
Offering costs related to Class A ordinary shares subject to possible redemption	(8,223,786)	(8,223,786)			$ 8,223,786
Offering costs allocated to public warrants	314,060	314,060
Re-Measurement of Class A ordinary shares to redemption amount	$ 16,072,489	$ 16,072,489